Distribution Date: Jun 25, 2007
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Aurora Loan Services Inc
May 25, 2007
April 30, 2007
April 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Determination Date 18-Jun-07 Accrual Periods: Begin End
Record Date - X, AP, R, C 31-May-07 Libor Certificates 5/25/2007 6/24/2007
Record Date - others 22-Jun-07 Others 5/1/2007 5/31/2007
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1-A1 5.45000% $167,597,000.00 $166,332,935.30 $1,388,949.54 $780,609.71 $2,169,559.25 0.00 $0.00 $164,943,985.76
1-A2AU 5.48000% $63,225,000.00 $63,225,000.00 $0.00 $298,351.75 $298,351.75 0.00 $0.00 $63,225,000.00
1-A2BU 5.54000% $15,806,000.00 $15,806,000.00 $0.00 $75,403.40 $75,403.40 0.00 $0.00 $15,806,000.00
1-A3U 5.56000% $120,347,000.00 $120,347,000.00 $0.00 $576,194.69 $576,194.69 0.00 $0.00 $120,347,000.00
1-A4A 5.49000% $100,000,000.00 $99,655,544.74 $378,486.15 $471,121.59 $849,607.74 0.00 $0.00 $99,277,058.59
1-A4BU 5.56000% $33,334,000.00 $33,219,179.28 $126,164.57 $159,046.05 $285,210.62 0.00 $0.00 $33,093,014.71
1-A4C 5.60000% $13,000,000.00 $12,955,220.82 $49,203.20 $62,472.95 $111,676.15 0.00 $0.00 $12,906,017.62
2-A1 5.52000% $440,936,000.00 $441,500,469.68 $993,125.94 $2,098,598.90 $3,091,724.84 0.00 $0.00 $440,507,343.74
2-A2 5.56000% $139,652,000.00 $139,830,777.24 $314,540.04 $669,478.69 $984,018.73 0.00 $0.00 $139,516,237.20
2-A3 5.61000% $64,509,000.00 $64,591,582.00 $145,294.47 $312,031.17 $457,325.64 0.00 $0.00 $64,446,287.53
1-M1 5.73000% $21,047,000.00 $21,047,000.00 $0.00 $103,849.41 $103,849.41 0.00 $0.00 $21,047,000.00
1-M2 5.75000% $13,155,000.00 $13,155,000.00 $0.00 $65,135.52 $65,135.52 0.00 $0.00 $13,155,000.00
1-M3 5.80000% $11,108,000.00 $11,108,000.00 $0.00 $55,478.29 $55,478.29 0.00 $0.00 $11,108,000.00
1-M4 5.86000% $6,723,000.00 $6,723,000.00 $0.00 $33,925.01 $33,925.01 0.00 $0.00 $6,723,000.00
1-M5 5.97000% $6,431,000.00 $6,431,000.00 $0.00 $33,060.70 $33,060.70 0.00 $0.00 $6,431,000.00
1-M6 6.57000% $2,339,000.00 $2,339,000.00 $0.00 $13,232.89 $13,232.89 0.00 $0.00 $2,339,000.00
1-M7 6.92000% $2,338,000.00 $2,338,000.00 $0.00 $13,931.88 $13,931.88 0.00 $0.00 $2,338,000.00
1-M8 7.07000% $2,339,000.00 $2,339,000.00 $0.00 $14,239.96 $14,239.96 0.00 $0.00 $2,339,000.00
1-M9 7.07000% $2,923,000.00 $2,923,000.00 $0.00 $17,795.39 $17,795.39 0.00 $0.00 $2,923,000.00
2-M1 5.72000% $13,725,000.00 13,742,570.23 $0.00 $67,689.79 $67,689.79 0.00 $0.00 13,742,570.23
2-M2 5.77000% $11,614,000.00 11,628,867.81 $0.00 $57,779.32 $57,779.32 0.00 $0.00 $11,628,867.81
2-M3 5.87000% $3,519,000.00 3,523,504.89 $0.00 $17,810.34 $17,810.34 0.00 $0.00 $3,523,504.89
2-M4 6.22000% $4,082,000.00 4,087,225.62 $0.00 $21,891.63 $21,891.63 0.00 $0.00 $4,087,225.62
2-M5 6.42000% $3,519,000.00 3,523,504.89 $0.00 $19,479.11 $19,479.11 0.00 $0.00 $3,523,504.89
2-M6 6.50437% $3,519,000.00 3,523,504.89 $0.00 $20,996.17 $20,996.17 0.00 $0.00 $3,523,504.89
2-M7 6.50437% $4,575,000.00 4,580,856.74 $0.00 $27,888.51 $27,888.51 0.00 $0.00 $4,580,856.74
2-M8 6.50437% $2,956,000.00 2,959,784.16 $0.00 $18,019.33 $18,019.33 0.00 $0.00 $2,959,784.16
2-M9 6.50437% $4,927,000.00 4,933,307.36 $0.00 $30,034.25 $30,034.25 0.00 $0.00 $4,933,307.36
1-X N/A $2,923,534.56 $2,923,177.67 $0.00 $1,093,137.06 $1,093,137.06 N/A N/A $2,923,177.67
2-X N/A $6,353,598.86 $6,353,598.86 $0.00 $604,381.61 $604,381.61 N/A N/A $6,334,979.39
1-AP N/A $100.00 $100.00 $0.00 $60,155.99 $60,155.99 N/A N/A $100.00
2-AP N/A $100.00 $100.00 $0.00 $28,287.92 $28,287.92 N/A N/A $100.00
1-C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
2-C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,288,522,333.42 $1,287,646,812.18 $3,395,763.91 $7,921,508.98 $11,317,272.89 $0.00 $0.00 $1,284,232,428.80
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Payment Detail (Grantor Trust Certificates):
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (3)
Amount
Balance
1-A2A 5.48000% 63,225,000.00 $63,225,000.00 $0.00 $298,351.75 $298,351.75 N/A $0.00 $63,225,000.00
1-A2B 5.54000% 15,806,000.00 $15,806,000.00 $0.00 $75,403.40 $75,403.40 N/A $0.00 $15,806,000.00
1-A3 5.56000% 120,347,000.00 $120,347,000.00 $0.00 $576,194.69 $576,194.69 N/A $0.00 $120,347,000.00
1-A4B 5.56000% 33,334,000.00 $33,219,179.28 $126,164.57 $159,046.05 $285,210.62 N/A $0.00 $33,093,014.71
(3) Deferred Int covered by Cap Deferred Int Agreement
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1 39539LAA9 $992.45771286 $8.28743677 $4.65765921 $0.00000000 $984.17027608 LIBOR 5.32000%
1-A2AU N/A $1,000.00000000 $0.00000000 $4.71888889 $0.00000000 $1,000.00000000
1-A2BU N/A $1,000.00000000 $0.00000000 $4.77055549 $0.00000000 $1,000.00000000
1-A3U N/A $1,000.00000000 $0.00000000 $4.78777776 $0.00000000 $1,000.00000000
1-A4A 39539LAE1 $996.55544738 $3.78486150 $4.71121590 $0.00000000 $992.77058590
1-A4BU N/A $996.55544738 $3.78486140 $4.77128607 $0.00000000 $992.77058589
1-A4C 39539LAG6 $996.55544738 $3.78486154 $4.80561154 $0.00000000 $992.77058615
2-A1 39539LAH4 $1,001.28016238 $2.25231312 $4.75941837 $0.00000000 $999.02784926
2-A2 39539LAJ0 $1,001.28016240 $2.25231318 $4.79390693 $0.00000000 $999.02784923
2-A3
39539LAK7
$1,001.28016246 $2.25231317 $4.83701763 $0.00000000 $999.02784929
1-M1 39539LAL5 $1,000.00000000 $0.00000000 $4.93416686 $0.00000000 $1,000.00000000
1-M2 39539LAM3 $1,000.00000000 $0.00000000 $4.95138883 $0.00000000 $1,000.00000000
1-M3
39539LAN1
$1,000.00000000 $0.00000000 $4.99444454 $0.00000000 $1,000.00000000
1-M4 39539LAP6 $1,000.00000000 $0.00000000 $5.04611185 $0.00000000 $1,000.00000000
1-M5 39539LAQ4 $1,000.00000000 $0.00000000 $5.14083346 $0.00000000 $1,000.00000000
1-M6 39539LAR2 $1,000.00000000 $0.00000000 $5.65749893 $0.00000000 $1,000.00000000
1-M7 39539LAS0 $1,000.00000000 $0.00000000 $5.95888794 $0.00000000 $1,000.00000000
1-M8
39539LAT8
$1,000.00000000 $0.00000000 $6.08805472 $0.00000000 $1,000.00000000
1-M9 39539LAU5 $1,000.00000000 $0.00000000 $6.08805679 $0.00000000 $1,000.00000000
2-M1 39539LAV3 $1,001.28016248 $0.00000000 $4.93186084 $0.00000000 $1,001.28016248
2-M2 39539LAW1 $1,001.28016273 $0.00000000 $4.97497159 $0.00000000 $1,001.28016273
2-M3 39539LAX9 $1,001.28016198 $0.00000000 $5.06119352 $0.00000000 $1,001.28016198
2-M4 39539LAY7 $1,001.28016169 $0.00000000 $5.36296668 $0.00000000 $1,001.28016169
2-M5 39539LAZ4 $1,001.28016198 $0.00000000 $5.53541063 $0.00000000 $1,001.28016198
2-M6 39539LBA8 $1,001.28016198 $0.00000000 $5.96651606 $0.00000000 $1,001.28016198
2-M7
39539LBB6
$1,001.28016175 $0.00000000 $6.09584918 $0.00000000 $1,001.28016175
2-M8 39539LBC4 $1,001.28016238 $0.00000000 $6.09584912 $0.00000000 $1,001.28016238
2-M9 39539LBF7 $1,001.28016237 $0.00000000 $6.09584940 $0.00000000 $1,001.28016237
1-AP 39539LBD2 $1,000.00000000 $0.00000000 $601,559.90 $0.00000000 $1,000.00000000
2-AP 39539LBE0 $1,000.00000000 $0.00000000 $282,879.20 $0.00000000 $1,000.00000000
Amounts Per 1,000 (Grantor Trust Certificates):
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
1-A2A 39539LAB7 $1,000.00000000 $0.00000000 $4.71888889 $0.00000000 $1,000.00000000
1-A2B 39539LAC5 $1,000.00000000 $0.00000000 $4.77055549 $0.00000000 $1,000.00000000
1-A3 39539LAD3 $1,000.00000000 $0.00000000 $4.78777776 $0.00000000 $1,000.00000000
1-A4B 39539LAF8 $996.55544729 $3.78486140 $4.77128607 $0.00000000 $992.77058589

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1 5.45000% $780,609.71 $0.00 $0.00 $0.00 $0.00 $0.00 $780,609.71 $0.00
1-A2AU 5.48000% $298,351.75 $0.00 $0.00 $0.00 $0.00 $0.00 $298,351.75 $0.00
1-A2BU 5.54000% $75,403.40 $0.00 $0.00 $0.00 $0.00 $0.00 $75,403.40 $0.00
1-A3U 5.56000% $576,194.69 $0.00 $0.00 $0.00 $0.00 $0.00 $576,194.69 $0.00
1-A4A 5.49000% $471,121.59 $0.00 $0.00 $0.00 $0.00 $0.00 $471,121.59 $0.00
1-A4BU 5.56000% $159,046.05 $0.00 $0.00 $0.00 $0.00 $0.00 $159,046.05 $0.00
1-A4C 5.60000% $62,472.95 $0.00 $0.00 $0.00 $0.00 $0.00 $62,472.95 $0.00
2-A1 5.52000% $2,098,598.90 $0.00 $0.00 $0.00 $0.00 $0.00 $2,098,598.90 $0.00
2-A2 5.56000% $669,478.69 $0.00 $0.00 $0.00 $0.00 $0.00 $669,478.69 $0.00
2-A3 5.61000% $312,031.17 $0.00 $0.00 $0.00 $0.00 $0.00 $312,031.17 $0.00
1-M1 5.73000% $103,849.41 $0.00 $0.00 $0.00 $0.00 $0.00 $103,849.41 $0.00
1-M2 5.75000% $65,135.52 $0.00 $0.00 $0.00 $0.00 $0.00 $65,135.52 $0.00
1-M3 5.80000% $55,478.29 $0.00 $0.00 $0.00 $0.00 $0.00 $55,478.29 $0.00
1-M4 5.86000% $33,925.01 $0.00 $0.00 $0.00 $0.00 $0.00 $33,925.01 $0.00
1-M5 5.97000% $33,060.70 $0.00 $0.00 $0.00 $0.00 $0.00 $33,060.70 $0.00
1-M6 6.57000% $13,232.89 $0.00 $0.00 $0.00 $0.00 $0.00 $13,232.89 $0.00
1-M7 6.92000% $13,931.88 $0.00 $0.00 $0.00 $0.00 $0.00 $13,931.88 $0.00
1-M8 7.07000% $14,239.96 $0.00 $0.00 $0.00 $0.00 $0.00 $14,239.96 $0.00
1-M9 7.07000% $17,795.39 $0.00 $0.00 $0.00 $0.00 $0.00 $17,795.39 $0.00
2-M1 5.72000% $67,689.79 $0.00 $0.00 $0.00 $0.00 $0.00 $67,689.79 $0.00
2-M2 5.77000% $57,779.32 $0.00 $0.00 $0.00 $0.00 $0.00 $57,779.32 $0.00
2-M3 5.87000% $17,810.34 $0.00 $0.00 $0.00 $0.00 $0.00 $17,810.34 $0.00
2-M4 6.22000% $21,891.63 $0.00 $0.00 $0.00 $0.00 $0.00 $21,891.63 $0.00
2-M5 6.42000% $19,479.11 $0.00 $0.00 $0.00 $0.00 $0.00 $19,479.11 $0.00
2-M6 6.92000% $19,735.10 $0.00 $1,261.07 $1,261.07 $0.00 $0.00 $20,996.17 $0.00
2-M7 7.07000% $25,657.31 $0.00 $2,231.20 $2,231.20 $0.00 $0.00 $27,888.51 $0.00
2-M8 7.07000% $16,577.71 $0.00 $1,441.62 $1,441.62 $0.00 $0.00 $18,019.33 $0.00
2-M9 7.07000% $27,631.38 $0.00 $2,402.87 $2,402.87 $0.00 $0.00 $30,034.25 $0.00
Interest Detail (Grantor Trust Certificates):
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A2A 5.4800% 298,351.75 0.00 0.00 0.00 0.00 N/A $298,351.75 0.00
1-A2B 5.5400% 75,403.40 0.00 0.00 0.00 0.00 N/A $75,403.40 0.00
1-A3 5.5600% 576,194.69 0.00 0.00 0.00 0.00 N/A $576,194.69 0.00
1-A4B 5.5600% 159,046.05 0.00 0.00 0.00 0.00 N/A $159,046.05 0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2AU $0.00 $0.00 $0.00 $0.00 $0.00
1-A2BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A3U $0.00 $0.00 $0.00 $0.00 $0.00
1-A4A $0.00 $0.00 $0.00 $0.00 $0.00
1-A4BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A4C $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 $0.00 $0.00 $0.00 $0.00 $0.00
2-A2 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 $0.00 $0.00 $0.00 $0.00 $0.00
1-M1 $0.00 $0.00 $0.00 $0.00 $0.00
1-M2 $0.00 $0.00 $0.00 $0.00 $0.00
1-M3 $0.00 $0.00 $0.00 $0.00 $0.00
1-M4 $0.00 $0.00 $0.00 $0.00 $0.00
1-M5 $0.00 $0.00 $0.00 $0.00 $0.00
1-M6 $0.00 $0.00 $0.00 $0.00 $0.00
1-M7 $0.00 $0.00 $0.00 $0.00 $0.00
1-M8 $0.00 $0.00 $0.00 $0.00 $0.00
1-M9 $0.00 $0.00 $0.00 $0.00 $0.00
2-M1 $0.00 $0.00 $0.00 $0.00 $0.00
2-M2 $0.00 $0.00 $0.00 $0.00 $0.00
2-M3 $0.00 $0.00 $0.00 $0.00 $0.00
2-M4 $0.00 $0.00 $0.00 $0.00 $0.00
2-M5 $0.00 $0.00 $0.00 $0.00 $0.00
2-M6 $0.00 $0.00 $0.00 $0.00 $0.00
2-M7 $0.00 $0.00 $0.00 $0.00 $0.00
2-M8 $0.00 $0.00 $0.00 $0.00 $0.00
2-M9 $0.00 $0.00 $0.00 $0.00 $0.00
Applied Loss Detail (Grantor Trust Certificates):
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A2A 0.00 0.00 0.00 $0.00 0.00
1-A2B 0.00 0.00 0.00 $0.00 0.00
1-A3 0.00 0.00 0.00 $0.00 0.00
1-A4B 0.00 0.00 0.00 $0.00 0.00
Cap Deferred Interest Amount Detail (Grantor Trust Certificates):
Begin
Current
Total
Cap Deferred Amount
Outstanding
Cap Deferred
Cap Deferred
Cap Deferred
Paid to
Cap Deferred
Class
Amount
Amount
Amount
Provider
Amount
1-A2A 0.00 0.00 0.00 $0.00 0.00
1-A2B 0.00 0.00 0.00 $0.00 0.00
1-A3 0.00 0.00 0.00 $0.00 0.00
1-A4B 0.00 0.00 0.00 $0.00 0.00

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Group I
Group II
Miscellaneous:
Group I
Group II
Total
Cumulative Recoveries 0.00 0.00 0.00
Beginning Balance 0.00 0.00
Deposit : required deposit from waterfall 0.00 7,336.76 A) Advances required to be made by Servicer 1,973,267.12 1,651,607.34 3,624,874.46
Withdrawal: for Basis Risk shortfalls 0.00 7,336.76 B) Advances actually made by Servicer 1,973,267.12 1,651,607.34 3,624,874.46
Withdrawal: to Supplemental Interest Trust, any excess 0.00 0.00 C) Excess of A over B 0.00 0.00 0.00
Ending Balance 0.00 0.00
Cumulative Payments to following bonds:
Grantor Trust Accounts:
Class 1-C 0.00
Available funds (A): Class 2-C 0.00
Funds from Underlying bonds 1,235,160.46 Class 1-X 2,279,231.06
Funds from Cap Provider under Deferred Interest Cap Agreements 0.00 Class 2-X 1,362,697.01
1,235,160.46 Class R 0.00
Distributions (B):
To Cap Provider, interest on Cap Deferred Interest Amount
0.00 Interest Remittance Amount 7,879,329.30
To Grantor Trust Certs, interest 1,108,995.89 Principal Remittance Amount 3,414,383.38
To Cap Provider, reimbursement of Cap Deferred Interest Amount 0.00 Principal Distribution Amount 3,395,763.91
To Grantor Trust Certs, principal 126,164.57 Funds Shortfall 0.00
1,235,160.46
Reconciliation:
(A) - (B): 0.00
Available funds (A):
Servicer remittance
11,382,156.59
Supplemental Interest Trust For Group II:
Funds from Cap Provider 0.00
Net Counterparty Payment to Trust 0.00
Swap Notional Balance 684,989,186.00 11,382,156.59
Distributions (B):
Deposit: Investment Income 0.00
Deposit: excess funds from Basis Risk Reserve Funds 0.00 Net Trust Payment to Counterparty 64,883.70
Deposit: Net Counterparty Payment to Trust 0.00 Total interest distributed 7,921,508.98
Deposit: Counterparty Termination Payment 0.00 Total principal distributed 3,395,763.91
Deposit / Withdrawal : Net Trust Payment to Counterparty 64,883.70 11,382,156.59
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 (A) - (B): 0.00
Withdrawal : to Pay Pool 2 Available Basis Risk Amount 0.00
Withdrawal : to Maintian Target OC, principal 0.00
Interest Rate Cap Account For Group II:
Group II
Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to pay Deferred Amounts 0.00 Notional Amount 0.00
Withdrawal : to 2-X, remaining amounts 0.00 Cap Payment 0.00
Withdrawal for Basis Risk (first priority for BR pmts) 0.00
To 2-X 0.00
ACCOUNT ACTIVITY

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Group I
Overcollateralization:
Group I
Group II
Relevant information: Ending Overcollateralization Amount 2,923,177.67 6,334,979.39
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 2,923,177.67 6,334,979.39
B) Ending Collateral Balance 580,924,254.35 Ending Overcollateralization deficiency amount 0.00 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00 18,619.47
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.824%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
Group I
Group II
G) Original Collateral Balance 584,635,534.56
H) Cumulative Loss % ( F / G) 0.000% Excess available interest (A includes OC release): 1,093,137.06 611,718.37
I) Applicable Cumulative Loss Limit % (not applicable until May 2010) NA
A Trigger Event will occur if either (1) or (2) is True: 1) as additional principal to certificates 0.00 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00 0.00
For Distribution Dates prior to May 2013, 23.00% 3) Basis Risk Payments 0.00 7,336.76
For Distribution Dates on or after May 2013, 28.75% 4) Remaining Amounts to X 1,093,137.06 604,381.61
2) Cumulative Loss % exceeds applicable % (H > I) NO (B): 1,093,137.06 611,718.37
NO
(A)-(B): 0.00 (0.00)
Trigger Event:
Group II
Stepdown Date:
Group I
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 501,003.58 Senior Enhancement Percentage 12.278%
B) Ending Collateral Balance 703,307,974.45 Senior Enhancement Percentage for purposes of Stepdown 12.278%
C) Current Delinquency Rate (A/B) 0.071%
D) Rolling Three Month Delinquency Rate 0.036% The later to occur of:
E) Applicable Delinquency Event trigger limit 2.808% (x) the Distribution Date in May 2010 NO
F) Cumulative Realized Losses 0.00 (y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
G) Original Collateral Balance 703,886,598.86 (i) prior to the Distribution Date in May 2013, 30.50%
H) Cumulative Loss % ( F / G) 0.000% (ii) on or after the Distribution Date in May 2013, 24.40%
NO
I) Applicable Cumulative Loss Limit % (not applicable until May 2010) NA
A Trigger Event will occur if either (1) or (2) is True:
Stepdown Date:
Group II
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO
For Distribution Dates prior to May 2013, 33.55% Relevant information:
For Distribution Dates on or after May 2013, 40.00% Senior Enhancement Percentage 8.366%
2) Cumulative Loss % exceeds applicable % (H > I) NO Senior Enhancement Percentage for purposes of Stepdown 8.369%
NO
The later to occur of:
(x) the Distribution Date in May 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in May 2013, 20.87%
(ii) on or after the Distribution Date in May 2013, 16.70%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jun 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
1,287,646,612.18
7,351,983.04
3,937,599.66
0.00
1,284,232,228.80
193.77
7,065,883.81
285,905.46
0.00
0.00
7,351,983.04
8,299,541.98
420,212.68
3,937,599.66
0.00
0.00
0.00
0.00
3,941,729.64
88,443.91
0.00
11,382,156.59
3,568
3,544
0.9966706784
7.73461%
7.34301%
11.66653%
0.00
3,567
1,283,985,983.18
0.00
0.00
0.00
3,034,177.20
12
0
0.00
0.00
402,390.10
17,822.58
0.00
0.00
0.00
0.00
0.00
582,867,057.81
4,105,001.15
2,162,197.69
0.00
580,924,254.35
193.77
4,026,217.09
78,590.29
0.00
0.00
4,105,001.15
4,066,954.96
199,968.71
2,162,197.69
0.00
0.00
0.00
0.00
1,704,788.56
60,155.99
0.00
5,869,945.70
1,614
1,599
0.9936519763
8.37300%
7.96131%
11.46688%
0.00
1,613
580,678,008.73
0.00
0.00
0.00
1,902,877.83
8
0
0.00
0.00
182,146.13
17,822.58
0.00
0.00
0.00
0.00
0.00
704,779,554.37
3,246,981.89
1,775,401.97
0.00
703,307,974.45
0.00
3,039,666.72
207,315.17
0.00
0.00
3,246,981.89
4,232,587.02
220,243.97
1,775,401.97
0.00
0.00
0.00
0.00
2,236,941.08
28,287.92
0.00
5,512,210.89
1,954
1,945
0.9991779579
7.20666%
6.83166%
11.83166%
0.00
1,954
703,307,974.45
0.00
0.00
0.00
1,131,299.37
4
0
0.00
0.00
220,243.97
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
88 6,922,742.13 0.54% 59 4,605,659.67 0.79% 29 2,317,082.46 0.33%
100K to 199.99K
647 102,464,223.43 7.98% 285 45,031,460.37 7.75% 362 57,432,763.06 8.17%
200K to 299.99K
876 215,668,968.32 16.79% 365 90,038,398.13 15.50% 511 125,630,570.19 17.86%
300K to 399.99K
706 245,403,629.54 19.11% 335 116,781,558.41 20.10% 371 128,622,071.13 18.29%
400K to 499.99K
517 231,050,406.20 17.99% 224 99,779,932.47 17.18% 293 131,270,473.73 18.66%
500K to 599.99K
348 189,630,003.78 14.77% 164 89,382,490.87 15.39% 184 100,247,512.91 14.25%
600K to 699.99K
176 113,203,355.90 8.81% 78 50,518,459.02 8.70% 98 62,684,896.88 8.91%
700K to 799.99K
63 47,188,344.61 3.67% 32 23,897,831.82 4.11% 31 23,290,512.79 3.31%
800K to 899.99K
45 37,744,090.51 2.94% 19 16,037,463.02 2.76% 26 21,706,627.49 3.09%
900K to 999.99K
21 20,141,127.36 1.57% 10 9,654,131.27 1.66% 11 10,486,996.09 1.49%
1000K to 1099.99K
23 23,427,830.27 1.82% 13 13,194,438.26 2.27% 10 10,233,392.01 1.46%
1100K to 1199.99K
3 3,477,729.57 0.27% 2 2,314,112.01 0.40% 1 1,163,617.56 0.17%
1200K to 1299.99K
8 10,116,872.70 0.79% 5 6,307,751.28 1.09% 3 3,809,121.42 0.54%
1300K to 1399.99K
5 6,736,808.05 0.52% 3 4,013,772.00 0.69% 2 2,723,036.05 0.39%
1400K to 1499.99K
6 8,551,442.43 0.67% 2 2,908,887.75 0.50% 4 5,642,554.68 0.80%
1500K to 1599.99K
4 6,082,249.35 0.47% 1 1,536,717.50 0.26% 3 4,545,531.85 0.65%
1600K to 1699.99K
1 1,656,533.74 0.13% 0 0.00 0.00% 1 1,656,533.74 0.24%
1700K to 1799.99K
2 3,513,300.38 0.27% 0 0.00 0.00% 2 3,513,300.38 0.50%
1800K to 1899.99K
1 1,812,798.73 0.14% 1 1,812,798.73 0.31% 0 0.00 0.00%
2000K to 2099.99K
1 2,010,031.25 0.16% 0 0.00 0.00% 1 2,010,031.25 0.29%
2100K to 2199.99K
2 4,321,348.78 0.34% 0 0.00 0.00% 2 4,321,348.78 0.61%
3100K to 3199.99K
1 3,108,391.77 0.24% 1 3,108,391.77 0.54% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Remaining Principal Balance
Balance

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1800K to 1899.99K 2000K to 2099.99K 2100K to 2199.99K 3100K to 3199.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6.00% - 6.49%
31 10,758,326.01 0.84% 0 0.00 0.00% 31 10,758,326.01 1.53%
6.50% - 6.99%
527 211,624,349.69 16.48% 0 0.00 0.00% 527 211,624,349.69 30.09%
7.00% - 7.49%
725 256,259,696.96 19.95% 15 5,633,680.17 0.97% 710 250,626,016.79 35.64%
7.50% - 7.99%
793 287,031,730.94 22.35% 188 80,352,815.35 13.83% 605 206,678,915.59 29.39%
8.00% - 8.49%
475 174,475,354.17 13.59% 403 150,854,987.80 25.97% 72 23,620,366.37 3.36%
8.50% - 8.99%
936 323,379,693.53 25.18% 936 323,379,693.53 55.67% 0 0.00 0.00%
9.00% - 9.49%
25 8,144,591.17 0.63% 25 8,144,591.17 1.40% 0 0.00 0.00%
9.50% - 9.99%
28 10,822,483.40 0.84% 28 10,822,483.40 1.86% 0 0.00 0.00%
10.00% - 10.49%
4 1,736,002.93 0.14% 4 1,736,002.93 0.30% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.37%
Group 2 Weighted Average Rate: 7.21%

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2,176 799,099,133.68 62.22% 231 95,791,159.23 16.49% 1,945 703,307,974.45 100.00%
3.00% - 3.99%
1,314 465,765,945.21 36.27% 1,314 465,765,945.21 80.18% 0 0.00 0.00%
4.00% - 4.99%
54 19,367,149.91 1.51% 54 19,367,149.91 3.33% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.31%
Group 2 Weighted Average Margin: 2.75%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2,176 799,099,133.68 62.22% 231 95,791,159.23 16.49% 1,945 703,307,974.45 100.00%
3.00% - 3.99%
1,314 465,765,945.21 36.27% 1,314 465,765,945.21 80.18% 0 0.00 0.00%
4.00% - 4.99%
54 19,367,149.91 1.51% 54 19,367,149.91 3.33% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.31%
Group 2 Weighted Average Lifetime Rate Floor: 2.75%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
93 34,012,873.37 2.65% 93 34,012,873.37 5.85% 0 0.00 0.00%
11.00% - 11.99%
558 222,382,675.70 17.32% 0 0.00 0.00% 558 222,382,675.70 31.62%
12.00% - 12.99%
2,821 1,004,216,313.36 78.20% 1,506 546,911,380.98 94.15% 1,315 457,304,932.38 65.02%
13.00% - 13.99%
72 23,620,366.37 1.84% 0 0.00 0.00% 72 23,620,366.37 3.36%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.88%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.21%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
1,599 580,924,254.35 45.24% 1,599 580,924,254.35 100.00% 0 0.00 0.00%
6
1,945 703,307,974.45 54.76% 0 0.00 0.00% 1,945 703,307,974.45 100.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,945 703,307,974.45 54.76% 0 0.00 0.00% 1,945 703,307,974.45 100.00%
12
1,599 580,924,254.35 45.24% 1,599 580,924,254.35 100.00% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
274 90,810,454.22 7.07% 274 90,810,454.22 15.63% 0 0.00 0.00%
1 Year MTA
1,325 490,113,800.13 38.16% 1,325 490,113,800.13 84.37% 0 0.00 0.00%
6 Month LIBOR
1,945 703,307,974.45 54.76% 0 0.00 0.00% 1,945 703,307,974.45 100.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
180 62,966,605.89 4.90% 98 34,206,988.09 5.89% 82 28,759,617.80 4.09%
3 Units
70 30,632,341.10 2.39% 29 12,027,794.72 2.07% 41 18,604,546.38 2.65%
4 Units
93 42,870,784.97 3.34% 42 19,286,507.84 3.32% 51 23,584,277.13 3.35%
Condominium
10 3,146,241.52 0.24% 7 1,959,088.95 0.34% 3 1,187,152.57 0.17%
High Rise Condo
46 16,395,223.13 1.28% 23 8,532,157.29 1.47% 23 7,863,065.84 1.12%
Low Rise Condo
314 88,602,822.35 6.90% 145 41,957,669.69 7.22% 169 46,645,152.66 6.63%
Mid Rise Condo
28 10,224,429.90 0.80% 19 6,692,848.09 1.15% 9 3,531,581.81 0.50%
Planned Unit Developmen
672 237,475,421.51 18.49% 276 98,607,975.07 16.97% 396 138,867,446.44 19.74%
Single Family
2,131 791,918,358.43 61.66% 960 357,653,224.61 61.57% 1,171 434,265,133.82 61.75%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
36 15,479,784.47 1.21% 29 12,496,976.18 2.15% 7 2,982,808.29 0.42%
2007
3,508 1,268,752,444.33 98.79% 1,570 568,427,278.17 97.85% 1,938 700,325,166.16 99.58%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Year of First Payment Date
Year

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00%- 9.99%
1 70,286.35 0.01% 1 70,286.35 0.01% 0 0.00 0.00%
10.00%-14.99%
1 45,194.49 0.00% 1 45,194.49 0.01% 0 0.00 0.00%
15.00%-19.99%
1 91,393.32 0.01% 1 91,393.32 0.02% 0 0.00 0.00%
20.00%-24.99%
3 553,298.28 0.04% 0 0.00 0.00% 3 553,298.28 0.08%
25.00%-29.99%
3 333,263.97 0.03% 3 333,263.97 0.06% 0 0.00 0.00%
30.00%-34.99%
3 1,925,340.44 0.15% 2 402,474.01 0.07% 1 1,522,866.43 0.22%
35.00%-39.99%
8 1,839,575.13 0.14% 3 580,772.61 0.10% 5 1,258,802.52 0.18%
40.00%-44.99%
16 4,911,183.15 0.38% 4 1,375,785.60 0.24% 12 3,535,397.55 0.50%
45.00%-49.99%
17 5,295,301.38 0.41% 2 571,031.44 0.10% 15 4,724,269.94 0.67%
50.00%-54.99%
29 11,204,707.30 0.87% 11 5,010,068.75 0.86% 18 6,194,638.55 0.88%
55.00%-59.99%
59 21,036,406.52 1.64% 17 4,154,721.95 0.72% 42 16,881,684.57 2.40%
60.00%-64.99%
89 35,480,869.96 2.76% 32 14,320,505.61 2.47% 57 21,160,364.35 3.01%
65.00%-69.99%
132 61,924,800.77 4.82% 55 26,096,149.48 4.49% 77 35,828,651.29 5.09%
70.00%-74.99%
269 105,411,187.47 8.21% 90 35,097,377.21 6.04% 179 70,313,810.26 10.00%
75.00%-79.99%
797 290,964,639.27 22.66% 300 111,776,721.12 19.24% 497 179,187,918.15 25.48%
80.00%-84.99%
1,985 701,473,708.23 54.62% 974 348,053,797.75 59.91% 1,011 353,419,910.48 50.25%
85.00%-89.99%
43 13,722,972.91 1.07% 37 11,777,514.64 2.03% 6 1,945,458.27 0.28%
90.00%-94.99%
81 26,145,102.60 2.04% 63 20,784,976.35 3.58% 18 5,360,126.25 0.76%
95.00%-99.99%
7 1,802,997.26 0.14% 3 382,219.70 0.07% 4 1,420,777.56 0.20%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Group 2 Weighted Average LTV: 76
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,135 1,119,193,150.75 87.15% 1,190 415,885,176.30 71.59% 1,945 703,307,974.45 100.00%
457 - 480
409 165,039,078.05 12.85% 409 165,039,078.05 28.41% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 390
Group 2 Weighted Average Remaining Amortization Months: 356
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,135 1,119,193,150.75 87.15% 1,190 415,885,176.30 71.59% 1,945 703,307,974.45 100.00%
457 - 480
409 165,039,078.05 12.85% 409 165,039,078.05 28.41% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 390
Group 2 Weighted Average Remaining Months: 356

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,135 1,119,193,150.75 87.15% 1,190 415,885,176.30 71.59% 1,945 703,307,974.45 100.00%
457 - 480
409 165,039,078.05 12.85% 409 165,039,078.05 28.41% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 394
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,135 1,119,193,150.75 87.15% 1,190 415,885,176.30 71.59% 1,945 703,307,974.45 100.00%
457 - 480
409 165,039,078.05 12.85% 409 165,039,078.05 28.41% 0 0.00 0.00%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 394
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ARIZONA
191 57,241,974.59 4.46% 97 30,377,434.61 5.23% 94 26,864,539.98 3.82%
CALIFORNIA
1,485 669,704,037.36 52.15% 699 318,886,464.53 54.89% 786 350,817,572.83 49.88%
COLORADO
74 22,534,876.10 1.75% 39 11,293,261.62 1.94% 35 11,241,614.48 1.60%
CONNECTICUT
11 3,320,252.07 0.26% 5 1,140,368.13 0.20% 6 2,179,883.94 0.31%
DELAWARE
6 1,031,586.37 0.08% 4 592,809.93 0.10% 2 438,776.44 0.06%
DISTRICT OF COLUMBIA 13 4,318,592.65 0.34% 5 1,615,051.95 0.28% 8 2,703,540.70 0.38%
FLORIDA
296 86,371,427.35 6.73% 146 41,591,669.13 7.16% 150 44,779,758.22 6.37%
GEORGIA
48 13,745,840.31 1.07% 15 4,265,118.20 0.73% 33 9,480,722.11 1.35%
IDAHO
36 7,830,441.65 0.61% 8 1,409,961.34 0.24% 28 6,420,480.31 0.91%
ILLINOIS
56 17,609,097.96 1.37% 21 6,081,897.11 1.05% 35 11,527,200.85 1.64%
INDIANA
3 314,090.20 0.02% 0 0.00 0.00% 3 314,090.20 0.04%
IOWA
2 114,349.03 0.01% 1 68,272.99 0.01% 1 46,076.04 0.01%
KANSAS
2 559,673.23 0.04% 1 337,565.13 0.06% 1 222,108.10 0.03%
KENTUCKY
3 371,755.02 0.03% 3 371,755.02 0.06% 0 0.00 0.00%
MARYLAND
93 30,020,065.14 2.34% 34 10,077,475.96 1.73% 59 19,942,589.18 2.84%
MASSACHUSETTS
25 8,262,820.56 0.64% 8 2,644,047.99 0.46% 17 5,618,772.57 0.80%
MICHIGAN
28 9,592,401.58 0.75% 12 5,576,964.84 0.96% 16 4,015,436.74 0.57%
MINNESOTA
55 13,303,392.61 1.04% 11 2,372,323.52 0.41% 44 10,931,069.09 1.55%
MISSISSIPPI
2 511,257.19 0.04% 1 171,863.97 0.03% 1 339,393.22 0.05%
MISSOURI
10 1,612,936.10 0.13% 5 621,649.01 0.11% 5 991,287.09 0.14%
MONTANA
2 539,099.99 0.04% 0 0.00 0.00% 2 539,099.99 0.08%
NEBRASKA
3 621,000.03 0.05% 1 107,555.58 0.02% 2 513,444.45 0.07%
NEVADA
96 28,721,658.21 2.24% 44 14,207,002.90 2.45% 52 14,514,655.31 2.06%
NEW JERSEY
107 39,401,238.67 3.07% 64 22,882,338.70 3.94% 43 16,518,899.97 2.35%
NEW MEXICO
33 8,182,298.37 0.64% 7 1,405,218.10 0.24% 26 6,777,080.27 0.96%
NEW YORK
71 30,831,165.59 2.40% 38 15,607,131.72 2.69% 33 15,224,033.87 2.16%
NORTH CAROLINA
39 8,091,945.29 0.63% 10 1,877,013.45 0.32% 29 6,214,931.84 0.88%
NORTH DAKOTA
2 300,702.60 0.02% 2 300,702.60 0.05% 0 0.00 0.00%
OHIO
10 2,389,417.83 0.19% 2 574,064.47 0.10% 8 1,815,353.36 0.26%
OKLAHOMA
3 372,524.04 0.03% 0 0.00 0.00% 3 372,524.04 0.05%
OREGON
96 26,479,762.84 2.06% 33 9,531,205.16 1.64% 63 16,948,557.68 2.41%
PENNSYLVANIA
20 4,640,216.93 0.36% 12 2,359,617.12 0.41% 8 2,280,599.81 0.32%
SOUTH CAROLINA
12 2,494,514.71 0.19% 3 1,209,932.56 0.21% 9 1,284,582.15 0.18%
TENNESSEE
17 2,798,404.28 0.22% 17 2,798,404.28 0.48% 0 0.00 0.00%
TEXAS
53 9,228,715.76 0.72% 34 5,730,399.66 0.99% 19 3,498,316.10 0.50%
UTAH
113 29,583,826.68 2.30% 47 10,753,023.29 1.85% 66 18,830,803.39 2.68%
VIRGINIA
75 28,395,655.65 2.21% 30 9,746,963.33 1.68% 45 18,648,692.32 2.65%
WASHINGTON
347 111,571,859.40 8.69% 140 42,337,726.45 7.29% 207 69,234,132.95 9.84%
WISCONSIN
2 360,266.25 0.03% 0 0.00 0.00% 2 360,266.25 0.05%
WYOMING
4 857,088.61 0.07% 0 0.00 0.00% 4 857,088.61 0.12%
Total
3,544
1,284,232,228.80
100.00%
1,599
580,924,254.35
100.00%
1,945
703,307,974.45
100.00%
Geographic Distribution by State
State

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
WASHINGTON
FLORIDA
ARIZONA
NEW JERSEY
NEW YORK
NEVADA
COLORADO
UTAH
MARYLAND
VIRGINIA
OREGON
ILLINOIS
TEXAS
MICHIGAN
GEORGIA
TENNESSEE
MASSACHUSETTS
MINNESOTA
PENNSYLVANIA
NORTH CAROLINA
DISTRICT OF
COLUMBIA
IDAHO
NEW MEXICO
SOUTH CAROLINA
CONNECTICUT
MISSOURI
DELAWARE
OHIO
KENTUCKY
KANSAS
NORTH DAKOTA
MISSISSIPPI
NEBRASKA
IOWA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
CALIFORNIA
WASHINGTON
FLORIDA
ARIZONA
MARYLAND
UTAH
VIRGINIA
OREGON
NEW JERSEY
NEW YORK
NEVADA
ILLINOIS
COLORADO
MINNESOTA
GEORGIA
NEW MEXICO
IDAHO
NORTH CAROLINA
MASSACHUSETTS
MICHIGAN
TEXAS
DISTRICT OF
COLUMBIA
PENNSYLVANIA
CONNECTICUT
OHIO
SOUTH CAROLINA
MISSOURI
WYOMING
MONTANA
NEBRASKA
DELAWARE
OKLAHOMA
WISCONSIN
MISSISSIPPI
INDIANA
KANSAS
IOWA
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,524
1,277,985,914.81
99.55%
1,274,776,268.51
19
5,745,310.41
0.45%
5,690,164.44
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,543
1,283,731,225.22
1,280,466,432.95
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
501,003.58
100.00%
499,741.75
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
501,003.58
499,741.75
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,525
1,278,486,918.39
99.55%
1,275,276,010.26
19
5,745,310.41
0.45%
5,690,164.44
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,544
1,284,232,228.80
100.00%
1,280,966,174.70
All Groups
Current
30 - 59
days
Current 99.6%
30 - 59 days 0.4%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,586
576,735,430.07
99.28%
574,819,333.33
13
4,188,824.28
0.72%
4,145,397.35
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,599
580,924,254.35
578,964,730.68
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,586
576,735,430.07
99.28%
574,819,333.33
13
4,188,824.28
0.72%
4,145,397.35
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,599
580,924,254.35
100.00%
578,964,730.68
Group 1
Current
30 - 59 days
Current 99.3%
30 - 59 days 0.7%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,938
701,250,484.74
99.78%
699,956,935.18
6
1,556,486.13
0.22%
1,544,767.09
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,944
702,806,970.87
701,501,702.27
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
501,003.58
100.00%
499,741.75
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
501,003.58
499,741.75
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,939
701,751,488.32
99.78%
700,456,676.93
6
1,556,486.13
0.22%
1,544,767.09
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,945
703,307,974.45
100.00%
702,001,444.02
Group 2
Current
30 - 59 days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
19 5,745,310.41 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
19
5,745,310.41
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
19
5,745,310.41
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
19
5,745,310.41
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
13 4,188,824.28 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
13
4,188,824.28
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
13
4,188,824.28
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
13
4,188,824.28
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
6 1,556,486.13 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
6
1,556,486.13
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
6
1,556,486.13
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
6
1,556,486.13
100.00%
Group 2
72.91
0.00
0.00
0.00
27.09
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
80
Group 1
Group 2
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
72.91
0.00
0.00
0.00
27.09
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
80
Group 1
Group 2
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Jun 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
June 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 19 5,745,310.41
60 - 89 days
0 0.00 0 0.00
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 1 501,003.58
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Jun 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
June 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 13 4,188,824.28
60 - 89 days
0 0.00 0 0.00
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: Jun 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
June 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 6 1,556,486.13
60 - 89 days
0 0.00 0 0.00
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 1 501,003.58
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: Jun 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Group 1
Group 2
Total
Current
8.13%
4,104,807.38
5.39%
3,246,981.89
6.64%
7,351,789.27
Life CPR
7.95% 3.46% 5.52%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
6/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
6/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
Group 1
Group 2
Total
Amount ($)

Distribution Date: Jun 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 2
1 501,003.58 100.00%
TOTAL:
1
501,003.58
100.00%
GROUP 2
GROUP 2 100.0%
Total:
100.0%
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
124015389 496,000.00 501,003.58 7.00% 06/01/2007 360 CA 1
Total:
1
501,003.58
496,000.00

Distribution Date: Jun 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Jun 25, 2007
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Jun 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
15 3,989,500.00 4,026,217.09 0.00 582,867,057.81
GROUP 2
9 3,019,900.00 3,039,666.72 0.00 704,779,554.37
TOTAL:
24
7,009,400.00
7,065,883.81
0.00
0.69%
99.31%
1
0.43%
99.57%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
123898736 109,000.00 109,426.37 109,750.63 0.00 0.00 0.00 Voluntary PIF 05/01/2007 0.00 8.125% 0.00 IL 1
123899387 127,000.00 128,431.28 129,019.87 0.00 0.00 0.00 Voluntary PIF 05/02/2007 0.00 8.500% 4,332.81 FL 1
123900508 224,000.00 224,134.00 224,814.37 0.00 0.00 0.00 Voluntary PIF 05/10/2007 0.00 7.500% 1,869.22 DC 1
123900599 212,000.00 212,540.96 213,320.30 0.00 0.00 0.00 Voluntary PIF 05/31/2007 0.00 8.250% 0.00 MD 1
123900920 232,000.00 233,081.31 233,986.10 0.00 0.00 0.00 Voluntary PIF 05/21/2007 0.00 8.500% 7,902.46 CA 1
123900995 148,500.00 148,763.65 149,279.59 0.00 0.00 0.00 Voluntary PIF 05/30/2007 0.00 9.375% 0.00 MD 1
123901035 148,500.00 148,750.54 149,250.88 0.00 0.00 0.00 Voluntary PIF 05/30/2007 0.00 9.250% 0.00 MD 1
123905333 754,500.00 759,304.65 761,535.92 0.00 0.00 0.00 Voluntary PIF 05/30/2007 0.00 7.500% 0.00 CA 1
123905788 360,000.00 363,064.88 364,403.05 0.00 0.00 0.00 Voluntary PIF 05/31/2007 0.00 8.250% 0.00 CA 1
123906067 258,000.00 259,540.61 260,630.30 0.00 0.00 0.00 Voluntary PIF 05/29/2007 0.00 8.875% 9,131.72 CA 1
123906083 270,000.00 271,442.96 272,497.25 0.00 0.00 0.00 Voluntary PIF 05/31/2007 0.00 8.500% 9,152.65 CA 1
124063819 367,000.00 367,423.96 368,731.31 0.00 0.00 0.00 Voluntary PIF 05/29/2007 0.00 8.125% 0.00 CA 1
124065699 152,000.00 152,190.17 152,667.60 0.00 0.00 0.00 Voluntary PIF 05/08/2007 0.00 8.500% 5,155.93 NV 1
123365561 456,000.00 460,876.49 462,455.57 0.00 0.00 0.00 Voluntary PIF 05/02/2007 0.00 8.500% 15,644.61 CA 1
123620130 171,000.00 173,181.01 173,874.35 0.00 0.00 0.00 Voluntary PIF 05/10/2007 0.00 10.125% 6,966.59 FL 1
Total:
15
3,989,500.00
4,012,152.84
0.00
4,026,217.09
0.00
0.00
0.00
60,155.99
GROUP 2
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
123846024 360,000.00 360,259.49 361,160.92 0.00 0.00 0.00 Voluntary PIF 06/13/2007 0.00 6.625% 9,578.29 CA 1
123848293 108,800.00 108,926.58 109,199.41 0.00 0.00 0.00 Voluntary PIF 05/31/2007 0.00 7.875% 0.00 NJ 1
124014879 412,400.00 414,468.01 415,511.07 0.00 0.00 0.00 Voluntary PIF 05/29/2007 0.00 7.000% 0.00 WA 1
124015678 175,200.00 176,078.69 176,522.09 0.00 0.00 0.00 Voluntary PIF 05/17/2007 0.00 7.375% 5,200.80 CA 1

Distribution Date: Jun 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
GROUP 2
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
124016072 580,000.00 584,374.52 585,849.13 0.00 0.00 0.00 Voluntary PIF 05/31/2007 0.00 6.750% 0.00 CA 1
124016254 203,000.00 203,507.50 204,018.12 0.00 0.00 0.00 Voluntary PIF 05/29/2007 0.00 7.375% 1,629.08 MI 1
124112715 389,500.00 391,453.69 392,439.85 0.00 0.00 0.00 Voluntary PIF 05/29/2007 0.00 7.625% 11,879.75 CA 1
124114380 268,000.00 268,670.00 269,344.19 0.00 0.00 0.00 Voluntary PIF 05/30/2007 0.00 7.500% 0.00 MD 1
124169822 523,000.00 524,307.50 525,621.94 0.00 0.00 0.00 Voluntary PIF 05/24/2007 0.00 6.375% 0.00 WA 1
Total:
9
3,019,900.00
3,032,045.98
0.00
3,039,666.72
0.00
0.00
0.00
28,287.92

Distribution Date: Jun 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Jun 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #